Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies [Abstract]
Commitments and Contingencies
16. Commitments and Contingencies
Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Partnership's vessels. The Partnership is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.
The Partnership accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, the Partnership is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the consolidated financial statements.
An estimated loss from a contingency should be accrued by a charge to expense and a liability recorded only if all of the following conditions are met:
  Information available prior to the issuance of the financial statement indicates that it is probable that a liability has been incurred at the date of the financial statements.
  The amount of the loss can be reasonably estimated.
(a) Vessels Purchase Commitment:
Pursuant to the Master Agreement, the Partnership has outstanding purchase commitment relating to the acquisition of the last out of the five new buildings of $73,579 that is payable in February 2016.
(b) Lease Commitments: Future minimum charter hire receipts, excluding any profit share revenue that may arise, based on non-cancelable long-term time and bareboat charter contracts, as of December 31, 2015 were:

Year ended December 31,	Amount
2016	$213,385
2017	165,329
2018	123,761
2019	97,619
2020	75,599
Thereafter	221,123
Total	$896,816